Tangible Assets	12 Months Ended
Dec. 31, 2022
Tangible Assets [Abstract]
Tangible Assets
13. Tangible assets
13.1. Property and equipment

	December 31, 2022	December 31, 2021

Real estate	70,810,561	72,409,283
Furniture and facilities	12,769,142	13,641,782
Right of use – Real Estate	5,855,708	6,698,434
Works in progress	3,270,148	2,185,255
Machinery and equipment	3,118,798	4,071,597
Automobiles	280,037	184,925

TOTAL	96,104,394	99,191,276

Changes in the item for years 2022 and 2021 are included below:

						Depreciation
	Cost as of December 31, 2021	Transfer to investment properties	Additions	Disposals (1)	Impairment loss	Accumulated as of December 31, 2021	Transfer to investment properties	Disposals (1)	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022
Real estate	80,690,323	(3,602,455)	4,262,639	218,813	703,761	8,281,040	(273,672)	218,814	1,828,818	9,617,372	70,810,561
Furniture and facilities	24,684,301	—	1,697,203	731,612	—	11,042,519	—	731,611	2,569,842	12,880,750	12,769,142
Rights of use – Real estate	12,916,019	—	1,760,228	824,835	—	6,217,585	—	240,561	2,018,680	7,995,704	5,855,708
Machinery and equipment	10,158,036	—	1,862,525	5,095,790	—	6,086,439	—	5,095,793	2,815,327	3,805,973	3,118,798
Works in progress	2,185,255	—	1,084,893	—	—	—	—	—	—	—	3,270,148
Automobiles	530,291	—	164,742	11,604	—	345,366	—	15,871	73,897	403,392	280,037

Total	131,164,225	(3,602,455)	10,832,230	6,882,654	703,761	31,972,949	(273,672)	6,302,650	9,306,564	34,703,191	96,104,394

					Depreciation
	Cost as of December 31, 2020	Additions	Disposals (1)	Impairment loss	Accumulated as of December 31, 2020	Disposals (1)	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Real estate	75,181,977	5,614,892	33,121	73,425	6,542,286	33,121	1,771,875	8,281,040	72,409,283
Furniture and facilities	23,676,431	1,676,985	669,115	—	9,201,800	669,112	2,509,831	11,042,519	13,641,782
Rights of use – Real estate	12,011,552	1,631,030	726,563	—	4,204,777	20,435	2,033,243	6,217,585	6,698,434
Machinery and equipment	13,098,083	1,644,325	4,584,372	—	6,803,537	4,584,372	3,867,274	6,086,439	4,071,597
Works in progress	1,902,057	1,482,711	1,199,513	—	—	—	—	—	2,185,255
Automobiles	468,158	87,462	25,329	—	299,442	28,838	74,762	345,366	184,925

Total	126,338,258	12,137,405	7,238,013	73,425	27,051,842	5,335,878	10,256,985	31,972,949	99,191,276

(1)	Includes write-off of fully depreciated items and finalized constructions.
Based on the reports prepared by the independent appraiser relied upon by the Bank to assess the impairment of its property, it was determined that the carrying amount of some properties mentioned below exceeds their recoverable value, and, as a result, the carrying amount needs to be written down to the recoverable value. The impairment loss is disclosed in Note 34 – Depreciation and amortization, Loss from sale or impairment of property and equipment.
The impairment loss for assets recorded under the item “Property and equipment” is disclosed below:

	Impairment Loss
Properties	December 31, 2022	December 31, 2021
Real Estate - Lavallol	(21,502)	(14,500)
Real Estate - Monte Grande	(95,769)	(58,925)
Real Estate - Caleta Olivia, Santa Cruz	(23,915)	—
Real Estate - Cerro Las Rosas	(49,898)	—
Real Estate - Libertador	(350,613)	—
Real Estate - Local 1 Puerto Madero	(132,586)	—
Real Estate - Local 5 Puerto Madero	(82,755)	—
Real Estate - Mar del Plata	(9,708)	—
Real Estate - Bahía Blanca	(10,440)	—

Total	(777,186)	(73,425)

13.2.	Investment properties
Investment properties include pieces of real estate leased to third parties. The average term of lease agreements is 6 years. Subsequent renewals are negotiated with the lessee. The Group has classified these leases as operating leases, since these arrangements do not substantially transfer all risks and benefits inherent to the ownership of the assets. The rental income is recognized under “Other operating income” on a straight-line basis during the term of the lease.
Below are the changes in investment properties:

					Depreciation
	Cost as of December 31, 2021	Transfer from Property and equipment	Additions	Disposals	Accumulated as of December 31, 2021	Transfer from Property and equipment	Disposals	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022
Real estate	5,940,404	3,602,455	11,257,430	—	486,282	273,672	—	302,815	1,062,769	19,737,520

Total	5,940,404	3,602,455	11,257,430	—	486,282	273,672	—	302,815	1,062,769	19,737,520

				Depreciation
	Cost as of December 31, 2020	Additions	Disposals	Accumulated as of December 31, 2020	Disposals	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Real estate	5,940,404	—	—	382,566	—	103,716	486,282	5,454,122

Total	5,940,404	—	—	382,566	—	103,716	486,282	5,454,122